OTHER LONG-TERM ASSETS - Schedule of Other Long Term Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Other Long Term Assets [Abstract]
Restricted cash	$ 37	$ 24
Long-term receivables	110	38
Due from related parties	9	9
Intangibles	7	208
Other	21	30
Other long-term assets, net	$ 184	$ 309